Convertible Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Notes

Note 7. Convertible Notes

3i Notes

On March 15, 2023, the Company entered into a Securities Purchase Agreement with 3i LP ("3i") an institutional investor, whereby the Company has the ability to issue a series of four senior unsecured convertible notes (collectively the "Convertible Notes"), with principal amounts totaling up to $9,000, and warrants to purchase shares of the Company’s Common Stock. On March 15, 2023, the Company issued a note (the "First Convertible Note"), convertible into 1,207,729 shares of Common Stock at an initial conversion price of $2.70, in a principal amount of $3,261, and a warrant to purchase up to 328,352 shares of Common Stock. The First Convertible Note was issued at an 8.0% discount, bears interest at 7.0% per annum, matures on June 15, 2024, and requires monthly installments of principal and interest.

On May 12, 2023, the Company issued a note (the "Second Convertible Note"), convertible into 805,153 shares of Common Stock at an initial conversion price of $2.70, in a principal amount of $2,174, and a warrant to purchase up to 218,901 shares of Common Stock. The Second Convertible Note was issued at an 8.0% discount, bears interest at 7.0% per annum, matures on August 12, 2024, and requires monthly installments of principal and interest.

The Company concluded that the transactions include two legally detachable and separately exercisable freestanding financial instruments: the Convertible Notes and the warrants. The Company concluded that the warrants should be recorded as a liability (see Note 8). The Company determined the Convertible Notes are liability instruments under ASC 480, Distinguishing Liabilities from Equity. The Convertible Notes were then evaluated in accordance with the requirements of ASC 825, and it was concluded that the Company was not precluded from electing the FVO for the Convertible Notes. As such, the Convertible Notes are carried at fair value in the condensed consolidated balance sheets. The Convertible Notes are measured at fair value each reporting date with changes in fair value recognized in the condensed consolidated statements of operations, unless the change is concluded to be related to the changes in the Company’s credit rating, in which case the change will be recognized as a component of accumulated other comprehensive income in the condensed consolidated balance sheets.

During the six months ended June 30, 2023, the Company made cash payments of principal and interest of $238 and $20, respectively, on the First Convertible Note. The Company also made additional principal and interest payments, which included accelerated payments through equity conversions. In accordance and pursuant to the First Convertible Note, 3i elected to convert the conversion amount (as defined in the First Convertible Note) into shares of Common Stock of the Company. The Company converted principal and interest into1,879,688 shares of Common Stock with a fair value of $1,291.

During the six months ended June 30, 2023, the Company made principal and interest payments on the Second Convertible Note, which included accelerated payments, though equity conversions. In accordance and pursuant to the Second Convertible Note, 3i elected to convert the conversion amount (as defined in the Second Convertible Note) of principal and interest into shares of Common Stock of the Company. The Company converted principal and interest into 1,208,479 shares of Common Stock with a fair value of $646.

Future maturities of principal repayment of the Convertible Notes as of June 30, 2023 are as follows:

($ in thousands)
Years ended December 31:
2023 (remaining)	$2,609
2024	1,009
$3,618

Note 8. Convertible Notes

Dow Notes

The Company had issued convertible note agreements to the Dow Employee’s Pension Plan Trust (Dow Notes) in the following amounts (in thousands):

Issue		Maturity
Date	Amount	Date
June 2021	$300	December 2022
September 2021	840	December 2024
October 2021	240	December 2024
November 2021	240	December 2024
March 2022	120	March 2024
April 2022	480	April 2025
April 2022	120	April 2025
	$2,340

Interest on the unpaid balances accrued at the rate of eight percent per year. At each issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and derivative liability as discussed in Note 2, Recurring fair value measurements. Upon the occurrence of the Business Combination, the principal plus accrued interest was converted into shares of Common Stock.

Union Carbide Notes

The Company had issued convertible note agreements to the Union Carbide Employee Pension Plan Trust (Union Carbide Notes) in the following amounts (in thousands):

Issue		Maturity
Date	Amount	Date

June 2021	$200	December 2022
September 2021	560	December 2024
October 2021	160	December 2024
November 2021	160	December 2024
March 2022	80	March 2024
April 2022	320	April 2025
April 2022	80	April 2025
	$1,560

Interest on the unpaid balances accrued at the rate of eight percent per year. At each issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and derivative liability as discussed in Note 2, Recurring fair value measurements. Upon the occurrence of the Business Combination, the principal plus accrued interest was converted into shares of Common Stock.

IBT Notes

During the years ended December 31, 2022 and 2021, the Company converted unpaid invoices in the amounts of $96 and $114, respectively, into convertible note agreements with IBT and David Humes (collectively the “IBT Notes”). Interest on the unpaid balances accrued at the rate of eight percent per year. At each issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and derivative liability as discussed in Note 2, Recurring fair value measurements. Upon the occurrence of the Business Combination, the principal plus accrued interest was converted into shares of Common Stock.

Investor Notes

During the years ended December 31, 2022 and 2021, the Company issued convertible notes to investors for $422 and $104, respectively (collectively the “Investor Notes”). Interest on the unpaid balances accrued at the rate of eight percent per year. At each issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and derivative liability as discussed in Note 2, Recurring fair value measurements. Upon the occurrence of the Business Combination, the principal plus accrued interest was converted into shares of Common Stock.

The discounts recorded at the time of the above issuances were amortized to interest expense over the life of the convertible notes using the effective interest method. Amortization of the debt discounts for the years ended December 31, 2022 and 2021 was $242 and $140, respectively.

The convertible notes and debt discounts consisted of the following on December 31, 2021:

December 31,
($ in thousands)	2021
Dow Notes	$1,620
Union Carbide Notes	1,080
IBT & David Humes Notes	114
Investor Notes	104
Unamortized debt discount	(359)
2,559
Less current portion	(2,378)
$181

As part of the Business Combination, the Company converted all convertible notes with a principal amount of $4,636, accrued interest of $341, and unamortized discount of $168 into 598,861 shares of Common Stock. The fair value of the Common Stock issued was $5,989 and the Company has recognized a loss on conversion of convertible notes of $1,180 in the consolidated statements of operations for the year ended December 31, 2022.

The following notes were converted:

($ in thousands)
Dow Notes	$2,340
Union Carbide Notes	1,560
IBT & David Humes Notes	210
Investor Notes	526
$4,636